Rent expense and operating lease cost was $260,271 (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Equity [Abstract]
Rent expense and operating lease cost	$ 62,542	$ 69,967	$ 260,271	$ 275,785
August 31, 2023	244,169		248,669
August 31, 2024	213,711		219,863
August 31, 2025	207,558		207,558
August 31, 2026	207,557		207,558
August 31, 2027	207,558		207,558
August 31, 2028 and after	605,378		657,268
Total lease payments	1,685,931		1,748,474
Less: Interest	(515,488)		(549,263)
Present value of lease liabilities	$ 1,170,443		$ 1,199,211